PREPAID COSTS AND EXPENSES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets		$ 14,500
Prepaid Rent	46,523
Prepaid Insurance	84,825	87,212
Prepaid Inventory	1,602	8,215
Prepaid Expenses and Other Current Assets	$ 132,950	$ 109,927